Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Change in group's intangible assets
Changes in the Group’s intangible assets in 2017 and 2016 were as follows:

	Goodwill	Software	Others	Total
At January 1, 2016
Cost	13,510	4,044	2,636	20,190
Accumulated amortization	—	(1,844)	(1,685)	(3,529)
Net book amount	13,510	2,200	951	16,661
Year ended December 31, 2016
Opening net book amount	13,510	2,200	951	16,661
Exchange differences	(105)	186	(7)	74
Additions	—	1,176	42	1,218
Amortization charge (i)	—	(661)	(40)	(701)
Closing net book amount	13,405	2,901	946	17,252
At December 31, 2016
Cost	13,405	5,406	2,671	21,482
Accumulated amortization	—	(2,505)	(1,725)	(4,230)
Net book amount	13,405	2,901	946	17,252
Year ended December 31, 2017
Opening net book amount	13,405	2,901	946	17,252
Exchange differences	(993)	(244)	(10)	(1,247)
Additions	—	2,089	34	2,123
Amortization charge (i)	—	(895)	(41)	(936)
Closing net book amount	12,412	3,851	929	17,192
At December 31, 2017
Cost	12,412	7,251	2,695	22,358
Accumulated amortization	—	(3,400)	(1,766)	(5,166)
Net book amount	12,412	3,851	929	17,192

(i)
Amortization charges are included in “General and administrative expenses” and “Selling expenses” for the years ended December 31, 2017 and 2016, respectively. There were no impairment charges for any of the years presented (see Note 32 (a)).